Note 17 - Acquisition Activity (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Cash consideration	$1,724
Estimated fair value of contingent consideration	1,247

Total consideration transferred	$2,971

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Assets acquired:
Cash	$8
Accounts receivable	15
Inventory	40
Prepaid expenses and other assets	12
Property and equipment	359
In-process research and development	2,627
Total assets acquired	3,061
Liabilities assumed:
Accounts payable	(97)
Accrued liabilities	(14)
Other current liabilities	(34)
Total liabilities assumed	(145)
Net assets acquired	2,916
Add: goodwill	55
Total consideration transferred	$2,971

Business Acquisition, Pro Forma Information [Table Text Block]
	Year Ended December 31,
(in thousands, except share and per share data)	201 4	201 3
Total revenues	$49,577	$38,923
Net loss	$(22,399)	$(9,669)
Net loss per share—basic and diluted	$(1.29)	$(2.52)
Weighted average shares outstanding—basic and diluted	17,310,148	3,830,837